Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2015
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Central Index Key	dei_EntityCentralIndexKey	0001537140
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2015
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Teton Valley Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period ended December 31, 2014, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks capital appreciation by identifying companies whose stocks are expected to decline in price and selling those stocks short. The Fund will take short positions primarily in domestic equity securities of companies (i) listed on the S&P 500 Total Return® Index (the “S&P 500”) or (ii) that have market capitalization above $4 billion at the time the Fund takes the short position. The Fund’s investment adviser, Teton Fund Management LLC (the “Adviser”), seeks to outperform the inverse of the S&P 500 through taking short positions in stocks that the Adviser believes will underperform and decline in the future. For example, in a declining market in which the S&P 500 (including dividends) drops 5%, the Adviser seeks Fund performance greater than 5% after all Fund expenses. Similarly in a rising market in which the S&P 500 rises 5%, the Adviser seeks Fund performance that drops less than 5% after Fund expenses. The Fund seeks to find stocks that, in the opinion of the Adviser, are over-valued, have deteriorating fundamentals and/or are suffering from material balance sheet weaknesses.

The Adviser utilizes a bottom-up approach augmented by a top-down fundamental analysis of S&P 500 company financials, as well as proprietary research in its selection of portfolio securities. The Adviser is not limited by industry or sector in its stock selection, but rather endeavors to sell short securities of companies that it believes are overvalued by historical market and other quantitative and qualitative measures.

The Fund sells stocks short, and will realize a gain if, at the time of purchase, the price of the stock is less than the price of the stock at the time it was sold short. The Fund may be as much as 100% short; i.e., its outstanding short positions are equal to its net assets. As a Fund focusing its investments in short positions, the Adviser seeks to maximize returns in declining markets, as measured by the returns of the S&P 500. The Fund may engage in active and frequent trading of its short positions.

The Fund also may invest in investment grade U.S. government and corporate notes, bonds and other debt securities to collateralize or “cover” its short positions. These debt securities will have an average maturity of three years or less.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.

• Debt Securities Risk: The Fund may invest in debt securities to “cover’ its short positions. Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally decreases. Similarly, if interest rates decrease, the value of debt securities generally increases. Accordingly, shares in the Fund may fluctuate in value based on interest rate changes in addition to changes in the values of the securities sold short.

• Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities sold short by the Fund may experience sudden, unpredictable increases in value or long periods of increases in value. This may occur because of factors affecting securities markets generally or a particular company.

• High Costs / Tax Effects of Short Selling Risk: Because of the transaction costs associated with short selling, such as dividends paid on stocks sold short to the broker or other institution that lent the stock or turnover of portfolio securities, the Fund’s strategy may have higher costs than other equity investment strategies. In addition, gains from short sales will generally be taxable as short-term capital gains, which are taxed at a higher rate than long-term capital gains.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. The Fund typically will be approximately 90-100% short. Accordingly, in rising stock markets its risk of loss will be greater than in declining stock markets.

• Medium Capitalization Stock Risk: The price of medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Segregation Risk: As a result of the Fund’s short selling investment strategy, the Fund will set aside in a segregated account a significant portion of its assets in liquid securities to collateralize or “cover” its short positions. These assets may not be sold while the corresponding short position is open unless they are replaced by similar assets. Accordingly, the segregation of a large portion of the Fund’s assets to collateralize or “cover” its short positions could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations, including margin calls, without liquidating short positions, which may result in additional costs.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The costs associated with selling securities short may reduce returns. The Fund’s losses are potentially unlimited in a short position transaction.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account. Federal regulations require calculation of the turnover ratio only on a mutual fund’s long portfolio and does not include short positions held for less than one year. If these short positions were also included in the calculation, the Fund’s turnover ratio would be higher.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund does not yet have a full calendar year of performance, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information are mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.tetonfunds.com or by calling 1-844-TETONVF.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund does not yet have a full calendar year of performance, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-TETONVF
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tetonfunds.com
Teton Valley Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TTNVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.16%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	5.30%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	6.46%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	8.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.00%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	349
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,008
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,554
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,975

[1]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred sales loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); any 12b-1 fees; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 2.30% of the Fund's average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three fiscal years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.